INITIAL PUBLIC OFFERING (Details) - CIK 0001822935 Healthcare Capital Corp	12 Months Ended
Dec. 31, 2021 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of shares purchased | shares	27,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares purchased | shares	3,500,000
Purchase price | $ / shares	$ 10.00
Common Class A [Member]
Initial Public Offering (Details) [Line Items]
Common stock par value | $ / shares	$ 0.0001
Sale of stock, description	Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).